Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax depreciation in excess of book depreciation	$ 50	$ 7
Tax on undistributed foreign earnings	23	1
Change in valuation allowance on deferred tax assets	6	1
Liabilities currently not deductible for tax	(2)	(43)
Book amortization (in excess of) less than tax amortization	(17)	43
Net tax losses benefited	(38)	29
Others	(5)	(31)
Deferred income tax, Total	$ 17	$ 7